Financial derivative liabilities	9 Months Ended
Sep. 30, 2020
Disclosure of maturity analysis for derivative financial liabilities [abstract]
Financial derivative liabilities [Text Block]

14.  Financial derivative liabilities

In connection with the issuance of the 2019 Convertible Notes (see Note 15), management determined that the conversion feature was a financial derivative liability which is remeasured at fair value at each reporting period (see Note 20).

The following table summarizes the financial derivative liabilities:

Total
Balance at December 31, 2018	$111,953
Fair value adjustment when notes were converted into common shares	(111,953)
Fair value of financial derivative liabilities on initial recognition	30,688
Fair value adjustment	(1,225)
Balance at December 31, 2019	29,463
Fair value adjustment	(29,463)
Balance at September 30, 2020	$-